Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets
The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Company’s consolidated balance sheet as of December 31 of the respective years. 3M also has certain non-qualified unfunded pension and postretirement benefit plans, inclusive of plans related to supplement/excess benefits for employees impacted by particular relocations and other matters, that individually and in the aggregate are not significant and which are not included in the tables that follow. The obligations for these plans are included within other liabilities in the Company’s consolidated balance sheet and aggregated to less than $40 million as of December 31, 2021 and 2020.

	Qualified and Non-Pension Benefits				Postretirement Benefits
	United States		International
(Millions)	2021	2020	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	$19,376	$17,935	$8,770	$7,931	$2,397	$2,242
Acquisitions/Transfers	—	—	—	1	—	—
Service cost	286	261	164	152	53	43
Interest cost	360	499	98	117	43	62
Participant contributions	—	—	10	9	—	—
Foreign exchange rate changes	—	—	(325)	427	(4)	(14)
Plan amendments	—	—	1	—	—	—
Actuarial (gain) loss	(588)	1,785	(433)	464	(89)	176
Benefit payments	(1,330)	(1,104)	(298)	(274)	(113)	(107)
Settlements, curtailments, special termination benefits and other	—	—	(45)	(57)	(6)	(5)
Benefit obligation at end of year	$18,104	$19,376	$7,942	$8,770	$2,281	$2,397
Change in plan assets
Fair value of plan assets at beginning of year	17,127	16,099	8,194	6,923	1,376	1,338
Acquisitions/Transfers	—	—	—	—	—	—
Actual return on plan assets	1,079	2,071	321	1,102	93	147
Company contributions	77	61	100	92	3	3
Participant contributions	—	—	10	9	—	—
Foreign exchange rate changes	—	—	(265)	376	—	—
Benefit payments	(1,330)	(1,104)	(298)	(274)	(113)	(107)
Settlements, curtailments, special termination benefits and other	—	—	(46)	(34)	(6)	(5)
Fair value of plan assets at end of year	$16,953	$17,127	$8,016	$8,194	$1,353	$1,376
Funded status at end of year	$(1,151)	$(2,249)	$74	$(576)	$(928)	$(1,021)

Amounts recognized in the Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheet as of December 31, (Millions)	Qualified and Non-qualified Pension Benefits				Postretirement Benefits
	United States		International
	2021	2020	2021	2020	2021	2020
Non-current assets	$—	$—	$943	$630	$—	$—
Accrued benefit cost
Current liabilities	(59)	(52)	(14)	(15)	(5)	(4)
Non-current liabilities	(1,092)	(2,197)	(855)	(1,191)	(923)	(1,017)
Ending balance	$(1,151)	$(2,249)	$74	$(576)	$(928)	$(1,021)

Amounts recognized in accumulated other comprehensive income

Amounts recognized in accumulated other comprehensive income as of December 31, (Millions)	Qualified and Non-qualified Pension Benefits				Postretirement Benefits
	United States		International
	2021	2020	2021	2020	2021	2020
Net transition obligation (asset)	$—	$—	$6	$9	$—	$—
Net actuarial loss (gain)	4,991	6,157	960	1,570	538	702
Prior service cost (credit)	(80)	(104)	3	(2)	(197)	(230)
Ending balance	$4,911	$6,053	$969	$1,577	$341	$472

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets	The following table summarizes the total accumulated benefit obligations, the accumulated benefit obligations and fair value of plan assets for defined benefit pension plans with accumulated benefit obligations in excess of plan assets, and the projected benefit obligation and fair value of plan assets for defined benefit pension plans with projected benefit obligation in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2021	2020	2021	2020
Accumulated benefit obligation	$17,305	$18,441	$7,484	$8,181
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$514	$18,441	$2,843	$3,119
Fair value of plan assets	—	17,127	2,194	2,199
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$18,104	$19,376	$3,204	$3,528
Fair value of plan assets	16,953	17,127	2,335	2,322

Components of net periodic benefit cost (benefit)	Components of net periodic benefit cost and other supplemental information for the years ended December 31 follow:

	Qualified and Non-qualified Pension Benefits						Postretirement Benefits
	United States			International
(Millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net periodic benefit cost (benefit)
Operating expense
Service cost	$286	$261	$251	$164	$152	$131	$53	$43	$43
Non-operating expense
Interest cost	360	499	620	98	117	156	43	62	82
Expected return on plan assets	(1,055)	(1,046)	(1,024)	(326)	(306)	(295)	(78)	(80)	(78)
Amortization of transition asset	—	—	—	2	2	—	—	—	—
Amortization of prior service benefit	(24)	(24)	(24)	(3)	(5)	(12)	(33)	(33)	(33)
Amortization of net actuarial loss	529	491	398	104	121	89	56	47	37
Settlements, curtailments, special termination benefits and other	24	16	70	3	1	10	3	3	5
Total non-operating expense (benefit)	(166)	(64)	40	(122)	(70)	(52)	(9)	(1)	13
Total net periodic benefit cost (benefit)	$120	$197	$291	$42	$82	$79	$44	$42	$56
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	$—	$—	$—	$(2)	$(2)	$—	$—	$—	$—
Prior service cost (benefit)	—	—	—	1	—	3	—	—	(171)
Amortization of prior service benefit	24	24	24	3	5	12	33	33	33
Net actuarial (gain) loss	(614)	760	910	(434)	(358)	340	(104)	108	117
Amortization of net actuarial loss	(529)	(491)	(398)	(104)	(121)	(89)	(56)	(47)	(37)
Foreign currency	—	—	—	(71)	79	7	(1)	(7)	(1)
Settlements, curtailments, special termination benefits and other	(23)	(16)	(35)	(1)	(1)	(8)	(3)	(3)	(5)
Total recognized in other comprehensive (income) loss	$(1,142)	$277	$501	$(608)	$(398)	$265	$(131)	$84	$(64)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$(1,022)	$474	$792	$(566)	$(316)	$344	$(87)	$126	$(8)

Weighted-average assumptions used to determine benefit obligations and net cost
Weighted-average assumptions used to determine benefit obligations as of December 31

	Qualified and Non-qualified Pension Benefits						Postretirement Benefits
	United States			International
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate	2.89%	2.55%	3.25%	1.80%	1.38%	1.81%	2.88%	2.50%	3.27%
Compensation rate increase	3.21%	3.21%	3.21%	2.86%	2.88%	2.88%	N/A	N/A	N/A
Weighted-average assumptions used to determine net cost for years ended December 31

	Qualified and Non-qualified Pension Benefits						Postretirement Benefits
	United States			International
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate - service cost	2.81%	3.41%	4.44%	1.23%	1.61%	2.39%	3.21%	3.45%	4.53%
Discount rate - interest cost	1.92%	2.87%	4.02%	1.13%	1.61%	2.26%	2.20%	3.00%	4.15%
Expected return on assets	6.50%	6.75%	7.00%	4.36%	4.70%	4.90%	6.15%	6.32%	6.43%
Compensation rate increase	3.21%	3.21%	4.10%	2.88%	2.88%	2.89%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments
The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified Pension Benefits		Postretirement Benefits
(Millions)	United States	International
2022 Benefit Payments	$1,120	$271	$131
2023 Benefit Payments	1,123	277	137
2024 Benefit Payments	1,122	290	144
2025 Benefit Payments	1,119	305	149
2026 Benefit Payments	1,118	320	155
Next five years	5,461	1,724	796

Fair values of the assets held by the plans by asset category
The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at December 31,
	Level 1		Level 2		Level 3
Asset Class (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Equities
U.S. equities	$1,875	$2,082	$—	$—	$—	$—	$1,875	$2,082
Non-U.S. equities	1,465	2,041	—	—	—	—	1,465	2,041
Index and long/short equity funds*							404	433
Total Equities	3,340	4,123	—	—	—	—	3,744	4,556
Fixed Income
U.S. government securities	1,417	1,301	716	978	—	—	2,133	2,279
Non-U.S. government securities	—	—	89	71	—	—	89	71
Preferred and convertible securities	—	—	54	55	—	—	54	55
U.S. corporate bonds	11	10	4,620	4,501	—	—	4,631	4,511
Non-U.S. corporate bonds	—	—	883	820	—	—	883	820
Derivative instruments	11	(4)	6	7	—	—	17	3
Other*							132	71
Total Fixed Income	1,439	1,307	6,368	6,432	—	—	7,939	7,810
Private Equity
Growth equity	58	70	—	—	—	—	58	70
Partnership investments*							2,003	1,801
Total Private Equity	58	70	—	—	—	—	2,061	1,871
Absolute Return
Fixed income and other	1	—	166	134	—	—	167	134
Hedge fund/fund of funds*							1,943	2,046
Partnership investments*							617	567
Total Absolute Return	1	—	166	134	—	—	2,727	2,747
Cash and Cash Equivalents
Cash and cash equivalents	11	25	9	12	—	—	20	37
Repurchase agreements and derivative margin activity	—	—	—	(6)	—	—	—	(6)
Cash and cash equivalents, valued at net asset value*							678	475
Total Cash and Cash Equivalents	11	25	9	6	—	—	698	506
Total	$4,849	$5,525	$6,543	$6,572	$—	$—	$17,169	$17,490
Other items to reconcile to fair value of plan assets							(216)	(363)
Fair value of plan assets							$16,953	$17,127
* In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.
The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at December 31,
	Level 1		Level 2		Level 3
Asset Class (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Equities
U.S. equities	$292	$347	$—	$—	$—	$—	$292	$347
Non-U.S. equities	80	103	—	—	—	—	80	103
Index and long/short equity funds*							28	31
Total Equities	372	450	—	—	—	—	400	481
Fixed Income
U.S. government securities	109	95	180	214	—	—	289	309
Non-U.S. government securities	—	—	7	6	—	—	7	6
U.S. corporate bonds	1	1	291	267	—	—	292	268
Non-U.S. corporate bonds	—	—	59	52	—	—	59	52
Derivative instruments	—	—	—	—	—	—	—	—
Other*							7	3
Total Fixed Income	110	96	537	539	—	—	654	638
Private Equity
Growth equity	3	3	—	—	—	—	3	3
Partnership investments*							107	95
Total Private Equity	3	3	—	—	—	—	110	98
Absolute Return
Fixed income and other	—	—	9	7	—	—	9	7
Hedge fund/fund of funds*							102	100
Partnership investments*							32	28
Total Absolute Return	—	—	9	7	—	—	143	135
Cash and Cash Equivalents
Cash and cash equivalents	20	25	—	1	—	—	20	26
Cash and cash equivalents, valued at net asset value*							36	23
Total Cash and Cash Equivalents	20	25	—	1	—	—	56	49
Total	$505	$574	$546	$547	$—	$—	$1,363	$1,401
Other items to reconcile to fair value of plan assets							(10)	(25)
Fair value of plan assets							$1,353	$1,376
*In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.
The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at December 31,
	Level 1		Level 2		Level 3
Asset Class (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Equities
Growth equities	$315	$547	$181	$209	$—	$—	$496	$756
Value equities	328	659	15	396	—	—	343	1,055
Core equities	107	46	547	99	5	4	659	149
Equities, valued at net asset value*							2	74
Total Equities	750	1,252	743	704	5	4	1,500	2,034
Fixed Income
Domestic government	73	71	1,039	1,045	4	5	1,116	1,121
Foreign government	22	33	458	476	—	—	480	509
Corporate debt securities	32	34	2,389	2,470	10	11	2,431	2,515
Fixed income securities, valued at net asset value*							893	563
Total Fixed Income	127	138	3,886	3,991	14	16	4,920	4,708
Private Equity
Real estate	2	128	58	86	5	5	65	219
Real estate, valued at net asset value*							163	92
Partnership investments*							226	116
Total Private Equity	2	128	58	86	5	5	454	427
Absolute Return
Derivatives	—	—	20	1	—	—	20	1
Insurance	—	—	—	—	504	555	504	555
Other	7	8	—	—	6	6	13	14
Other, valued at net asset value*							—	1
Hedge funds*							535	410
Total Absolute Return	7	8	20	1	510	561	1,072	981
Cash and Cash Equivalents
Cash and cash equivalents	145	149	46	51	—	—	191	200
Cash and cash equivalents, valued at net asset value*							1	1
Total Cash and Cash Equivalents	145	149	46	51	—	—	192	201
Total	$1,031	$1,675	$4,753	$4,833	$534	$586	$8,138	$8,351
Other items to reconcile to fair value of plan assets							(122)	(157)
Fair value of plan assets							$8,016	$8,194
*In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.